BUSINESS ACQUISITION (Details Narrative) - USD ($)		1 Months Ended	6 Months Ended
	Jun. 09, 2021	Jun. 30, 2021	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Jan. 02, 2020
Business Acquisition [Line Items]
Ordinary shares, no par value		$ 0	$ 0		$ 0
Net loss			$ (14,098,340)	$ (7,676,645)
Transaction cost						$ 350,000
Mr. Jianghuai Lin [Member]
Business Acquisition [Line Items]
Shares outstanding, percentage	24.60%
Taoping New Media Co Ltd [Member]
Business Acquisition [Line Items]
Equity interest acquired, percentage	100.00%
Business acquisition, shares issued	1,213,630
Ordinary shares, no par value	$ 0
Business acquisition, shares issued, value	$ 5,400,000
Bargain purchase gain	$ 12,345
Revenues		$ 80,000.00
Net loss		$ 1,000,000
Taoping New Media Co Ltd [Member] | Mr. Jianghuai Lin [Member]
Business Acquisition [Line Items]
Equity interest acquired, percentage	51.00%